Related Party Transaction and Balance (Tables)	6 Months Ended
Sep. 30, 2025
Related Party Transaction and Balance [Abstract]
Schedule of Related Party Transaction and Balance

a. Nature of relationships with related parties

Name	Relationship with the Company
Mr. Huaixi Yang	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board.
Ms. Yung Yung Lo	Chief Financial Officer of the Company
LCM Holdings, Inc. (“LCM”)	Owning 9.8% equity interest in LCM

b. Related parties transactions

	Nature	For the Six Months Ended September 30,
	Nature	2025	2024
Mr. Huaixi Yang	Gross commission income	$8,197	$-
Mr. Huaixi Yang	Handling income	$39	$-
Mr. Huaixi Yang	Interest income	$25,222	$-

c. Balance with related parties

		As of
	Nature	September 30, 2025	March 31, 2025

LCM (a)	Loans receivable – a related party	$2,621,644	$-
Mr. Huaixi Yang	Payable due to customers – a related party	$70,535	$880,336

(a)	As of September 30, 2025, the loans receivables were comprised of principal of $2,500,000 and interest of $121,644, respectively.